SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Trades payables	$ 251,100	$ 226,315
VAT, income and dividend taxes payable	10,033	8,450
Salaries payable	44,585	82,772
Trade payables and accrued liabilities	$ 305,718	$ 317,537